UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Keith Walsh
Title:  Senior Compliance Manager
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland    April 19th, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         42
Form 13F Information Table Value Total:   	$12,746,831
List of Other Included Managers:
 No.  13F File Number     Name




NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE     SHARES/    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
                                                        (x$000)   PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE   SHARED NONE
New Ireland Fund Inc        Com             645673104  7137      331932      SH       SOLE             331932
Iona Technologies Plc       Sponsored ADR   46206P109  3960      990047      SH       SOLE             990047
ICON Pub Ltd Co             Sponsored ADR   45103T107  2688      71646       SH       SOLE             71646
PPG Inds Inc                Com             693506107  227667    3183267     SH       SOLE             3183267
Dover Corp                  Com             260003108  252638    6685323     SH       SOLE             6685323
Sysco Corp                  Com             871829107  683999    19106129    SH       SOLE             19106129
Wal Mart Stores Inc         Com             931142103  126872    2531863     SH       SOLE             2531863
Johnson & Johnson           Com             478160104  1004918   14963044    SH       SOLE             14963044
Altria Group Inc            Com             2209S103   877794    13423978    SH       SOLE             13423978
Aflac Inc                   Com             1055102    232110    6229456     SH       SOLE             6229456
Becton Dickinson & Co       Com             75887109   474272    8118316     SH       SOLE             8118316
Boeing Co                   Com             97023105   10838     185384      SH       SOLE             185384
J P Morgan Chase & Co       Com             46625H100  431924    12483362    SH       SOLE             12483362
Citigroup Inc               Com             172967101  312823    6960893     SH       SOLE             6960893
Donnelley R R & Sons Co     Com             257867101  109771    3471578     SH       SOLE             3471578
Family DLR Stores Inc       Com             307000109  106528    3508829     SH       SOLE             3508829
Fastenal Co                 Com             311900104  169418    3063623     SH       SOLE             3063623
Federal Natl Mtg Assn       Com             313586109  354107    6503340     SH       SOLE             6503340
Gannett Inc                 Com             364730101  913572    11552506    SH       SOLE             11552506
General Dynamics Corp       Com             369550108  233522    2181431     SH       SOLE             2181431
Harley Davidson Inc         Com             412822108  260900    4516972     SH       SOLE             4516972
Home Depot Inc              Com             437076102  457745    11970314    SH       SOLE             11970314
Illinois Tool Wks Inc       Com             452308109  665365    7431755     SH       SOLE             7431755
International Business MachsCom             459200101  477453    5224922     SH       SOLE             5224922
Johnson Ctls Inc            Com             478366107  433500    7774399     SH       SOLE             7774399
Leggett & Platt Inc         Com             524660107  242671    8402746     SH       SOLE             8402746
MBIA Inc                    Com             55262C100  249514    4772647     SH       SOLE             4772647
McGraw Hill Cos Inc         Com             580645109  461791    5292732     SH       SOLE             5292732
Marsh & McLennan Cos Inc    Com             571748102  230424    7574741     SH       SOLE             7574741
Masco Corp                  Com             574599106  448221    12928200    SH       SOLE             12928200
Medtronic Inc               Com             585055106  316632    6214567     SH       SOLE             6214567
Microsoft Corp              Com             594918104  210832    8722876     SH       SOLE             8722876
Wells Fargo & Co New        Com             949746101  650290    10874411    SH       SOLE             10874411
Outback Steakhouse Inc      Com             689899102  59267     1294320     SH       SOLE             1294320
Pfizer Inc                  Com             717081103  494918    18839647    SH       SOLE             18839647
Pulte Homes Inc             Com             745867101  86859     1179667     SH       SOLE             1179667
Sherwin Williams Co         Com             824348106  229336    5213357     SH       SOLE             5213357
Jones Apparel Group Inc     Com             480074103  85437     2551121     SH       SOLE             2551121
KT Corp                     Sponsored ADR   48268K101  5324      249814      SH       SOLE             249814
Korea Electric Pwr          Sponsored ADR   500631106  9446      702820      SH       SOLE             702820
Posco                       Sponsored ADR   693483109  30179     611399      SH       SOLE             611399
Taiwan Semiconducter Mfg LtdSponsored ADR   874039100  104169    12284037    SH       SOLE             12284037